COST REDUCTION ACTIONS	12 Months Ended
Dec. 29, 2012
COST REDUCTION ACTIONS
COST REDUCTION ACTIONS

NOTE 11. COST REDUCTION ACTIONS

2012 Program

In 2012, we recorded $57.7 million in restructuring charges, consisting of severance and related costs for the reduction of approximately 1,060 positions, lease cancellation costs, and asset impairment charges. Approximately 60 employees impacted by this program remained employed with us as of December 29, 2012. We expect to complete this program in 2013.

2011 Actions

In 2011, we recorded approximately $45 million in restructuring charges, including charges for discontinued operations, consisting of severance and related costs for the reduction of approximately 910 positions, asset impairment charges, and lease cancellation costs. No employees impacted by these actions remained employed with us as of December 29, 2012.

Q3 2010 — Q4 2010 Actions

In the second half of 2010, we recorded approximately $10 million in restructuring charges, including charges for discontinued operations, consisting of severance and related costs for the reduction of approximately 725 positions, asset impairment charges, and lease cancellation costs. No employees impacted by these actions remained employed with us as of December 31, 2011.

Q4 2008 — Q2 2010 Program

We recorded approximately $150 million in restructuring charges (of which $105 million represented cash charges), including charges for discontinued operations, over the period related to this restructuring program. The program consisted of severance and related costs for the reduction of approximately 4,350 positions, asset impairment charges, and lease cancellation costs. No employees impacted by this program remained employed with us as of December 31, 2011.

        Severance and related costs and lease cancellation costs are recorded to "Other accrued liabilities" in the Consolidated Balance Sheets. For assets that were not disposed, impairments were based on the estimated market value of the assets.

        During 2012, restructuring charges and payments/settlements, including those for discontinued operations, were as follows:

(In millions)	Accrual at December 31, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2012

2012 Program
Severance and related costs	$–	$50.7	$(30.5)	$–	$.5	$20.7
Lease cancellation costs	–	.1	–	–	–	.1
Asset impairment	–	6.9	–	(6.9)	–	–
2011 Actions
Severance and related costs	12.7	(1.1)	(11.7)	–	.2	.1
Lease cancellation costs	1.8	(.2)	(1.6)	–	–	–
Q3 2010 — Q4 2010 Actions
Severance and related costs	.2	–	(.2)	–	–	–

	$14.7	$56.4	$(44.0)	$(6.9)	$.7	$20.9

        Restructuring charges and payments/settlements during 2011 were as follows:

(In millions)	Accrual at January 1, 2011	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2011

2011
Severance and related costs	$–	$37.4	$(24.4)	$–	$(.3)	$12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Prior restructuring actions	.1	.1	(.2)	–	–	–

	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

        The table below shows the total amount of costs incurred by reportable segment and other businesses in connection with these restructuring actions for the periods shown below. Restructuring costs in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

(In millions)	2012	2011	2010

Restructuring costs by reportable segment and other businesses
Pressure-sensitive Materials	$33.8	$19.5	$7.8
Retail Branding and Information Solutions	17.6	19.3	4.3
Other specialty converting businesses	2.0	.9	.5
Corporate	3.0	4.8	.1

Continuing operations	$56.4	$44.5	$12.7

Discontinued operations	–	.7	6.3

	$56.4	$45.2	$19.0